Income taxes - Narrative (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD provincial_jurisdiction	Dec. 31, 2016 CAD provincial_jurisdiction
Income Tax Disclosure [Abstract]
Number of provincial jurisdictions | provincial_jurisdiction	1	1
Deferred tax assets, non-capital operating loss carryforwards	CAD 17,584
Non-capital losses for income tax purposes	65,126
Valuation allowance, amount	1,035	CAD 1,035
Operating loss carryforwards, not subject to expiration	CAD 7,664